UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Strategic Advisers®
Mid Cap Value Portfolio

March 31, 2009

1.857421.101

FILI-MCV-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 20.1%
Auto Components - 0.3%
WABCO Holdings, Inc.	2,150	$ 26,467
Distributors - 0.9%
Genuine Parts Co.	3,010	89,879
Diversified Consumer Services - 0.8%
H&R Block, Inc.	4,150	75,489
Hotels, Restaurants & Leisure - 2.4%
Burger King Holdings, Inc.	2,990	68,621
Marriott International, Inc. Class A	7,980	130,553
Vail Resorts, Inc. (a)	1,610	32,892
		232,066
Household Durables - 2.4%
Fortune Brands, Inc.	2,840	69,722
Jarden Corp. (a)	3,610	45,739
M.D.C. Holdings, Inc.	2,390	74,425
Mohawk Industries, Inc. (a)	1,460	43,610
		233,496
Internet & Catalog Retail - 1.4%
Amazon.com, Inc. (a)	1,310	96,206
Expedia, Inc. (a)	4,460	40,497
		136,703
Media - 2.5%
A.H. Belo Corp. Class A	4,780	4,684
Cablevision Systems Corp. - NY Group Class A	3,740	48,396
Clear Channel Outdoor Holding, Inc. Class A (a)	6,880	25,250
Omnicom Group, Inc.	760	17,784
Scripps Networks Interactive, Inc. Class A	3,490	78,560
Washington Post Co. Class B	208	74,277
		248,951
Multiline Retail - 0.4%
Nordstrom, Inc.	2,340	39,195
Specialty Retail - 7.3%
Abercrombie & Fitch Co. Class A	1,360	32,368
AutoNation, Inc. (a)	6,180	85,778
AutoZone, Inc. (a)	475	77,245
Bed Bath & Beyond, Inc. (a)	1,980	49,005
Gap, Inc.	7,280	94,567
Lowe's Companies, Inc.	2,540	46,355
Sherwin-Williams Co.	1,720	89,388
Staples, Inc.	3,520	63,747

	Shares	Value
Tiffany & Co., Inc.	5,260	$ 113,406
TJX Companies, Inc.	2,540	65,126
		716,985
Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Co.	1,030	30,818
NIKE, Inc. Class B	710	33,292
Phillips-Van Heusen Corp.	1,430	32,432
VF Corp.	1,260	71,959
		168,501
TOTAL CONSUMER DISCRETIONARY		1,967,732
CONSUMER STAPLES - 7.9%
Beverages - 0.4%
Brown-Forman Corp. Class B (non-vtg.)	710	27,569
Fomento Economico Mexicano SAB de CV sponsored ADR	470	11,849
		39,418
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	870	40,298
Safeway, Inc.	10,430	210,577
Sysco Corp.	1,060	24,168
The Great Atlantic & Pacific Tea Co. (a)	5,010	26,603
Walgreen Co.	2,330	60,487
		362,133
Food Products - 1.8%
Archer Daniels Midland Co.	1,980	55,004
Smithfield Foods, Inc. (a)	2,380	22,515
The J.M. Smucker Co.	2,660	99,138
		176,657
Household Products - 0.4%
Clorox Co.	800	41,184
Personal Products - 0.8%
Mead Johnson Nutrition Co. Class A	2,560	73,907
Tobacco - 0.8%
Lorillard, Inc.	1,280	79,027
TOTAL CONSUMER STAPLES		772,326
ENERGY - 5.8%
Energy Equipment & Services - 0.3%
Unit Corp. (a)	1,450	30,334
Oil, Gas & Consumable Fuels - 5.5%
CVR Energy, Inc. (a)	5,550	30,747
Devon Energy Corp.	2,720	121,557
Kinder Morgan Management LLC	3,159	128,761
Murphy Oil Corp.	1,210	54,172
Newfield Exploration Co. (a)	1,640	37,228
Penn Virginia Corp.	460	5,051
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Teekay Corp.	5,670	$ 80,684
Williams Companies, Inc.	7,100	80,798
		538,998
TOTAL ENERGY		569,332
FINANCIALS - 24.8%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	660	27,529
Charles Schwab Corp.	4,180	64,790
Cohen & Steers, Inc.	4,190	46,760
Northern Trust Corp.	580	34,696
T. Rowe Price Group, Inc.	2,790	80,519
		254,294
Commercial Banks - 6.0%
BancorpSouth, Inc.	1,560	32,510
City National Corp.	1,940	65,514
Cullen/Frost Bankers, Inc.	3,310	155,371
M&T Bank Corp.	3,970	179,603
Synovus Financial Corp.	11,350	36,888
TCF Financial Corp.	4,860	57,154
United Community Banks, Inc., Georgia	2,914	12,122
Wilmington Trust Corp., Delaware	3,640	35,272
Zions Bancorp	1,040	10,223
		584,657
Insurance - 9.6%
Assurant, Inc.	5,510	120,008
Cincinnati Financial Corp.	3,680	84,162
Everest Re Group Ltd.	1,620	114,696
Loews Corp.	6,830	150,943
Old Republic International Corp.	14,050	152,021
OneBeacon Insurance Group Ltd.	9,390	90,707
Principal Financial Group, Inc.	3,630	29,693
ProAssurance Corp. (a)	2,980	138,928
Protective Life Corp.	1,830	9,608
W.R. Berkley Corp.	2,180	49,159
		939,925
Real Estate Investment Trusts - 3.6%
Cousins Properties, Inc.	4,170	26,855
Host Hotels & Resorts, Inc.	4,120	16,150
Kimco Realty Corp.	9,130	69,571
PS Business Parks, Inc.	1,320	48,642
Public Storage	550	30,388
Regency Centers Corp.	2,480	65,894
Ventas, Inc.	2,070	46,803
Vornado Realty Trust	1,379	45,838
		350,141
Real Estate Management & Development - 1.3%
Brookfield Asset Management, Inc. Class A	3,930	54,782

	Shares	Value
Brookfield Properties Corp.	7,360	$ 42,246
Jones Lang LaSalle, Inc.	1,420	33,029
		130,057
Thrifts & Mortgage Finance - 1.7%
Hudson City Bancorp, Inc.	3,200	37,408
People's United Financial, Inc.	7,530	135,314
		172,722
TOTAL FINANCIALS		2,431,796
HEALTH CARE - 4.4%
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	2,410	162,048
Health Care Providers & Services - 2.7%
Community Health Systems, Inc. (a)	2,860	43,872
Coventry Health Care, Inc. (a)	3,390	43,867
Lincare Holdings, Inc. (a)	3,540	77,172
VCA Antech, Inc. (a)	4,550	102,603
		267,514
TOTAL HEALTH CARE		429,562
INDUSTRIALS - 5.8%
Aerospace & Defense - 2.2%
Alliant Techsystems, Inc. (a)	990	66,310
L-3 Communications Holdings, Inc.	330	22,374
Precision Castparts Corp.	1,670	100,033
Spirit AeroSystems Holdings, Inc. Class A (a)	2,590	25,822
		214,539
Building Products - 0.0%
Owens Corning (a)	180	1,627
Commercial Services & Supplies - 0.8%
Republic Services, Inc.	4,570	78,376
Electrical Equipment - 0.5%
Cooper Industries Ltd. Class A	1,930	49,910
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	3,190	62,620
Machinery - 1.7%
Dover Corp.	880	23,214
Harsco Corp.	1,610	35,694
Illinois Tool Works, Inc.	1,820	56,147
Kennametal, Inc.	3,120	50,575
		165,630
TOTAL INDUSTRIALS		572,702
INFORMATION TECHNOLOGY - 6.4%
Computers & Peripherals - 0.3%
NCR Corp. (a)	3,720	29,574
Electronic Equipment & Components - 2.8%
Amphenol Corp. Class A	3,790	107,977
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Arrow Electronics, Inc. (a)	5,510	$ 105,021
Tyco Electronics Ltd.	5,550	61,272
		274,270
IT Services - 2.1%
Fidelity National Information Services, Inc.	3,550	64,610
Lender Processing Services, Inc.	1,765	54,027
The Western Union Co.	1,270	15,964
Total System Services, Inc.	5,469	75,527
		210,128
Software - 1.2%
Adobe Systems, Inc. (a)	870	18,609
Jack Henry & Associates, Inc.	4,640	75,725
MICROS Systems, Inc. (a)	1,050	19,688
		114,022
TOTAL INFORMATION TECHNOLOGY		627,994
MATERIALS - 4.9%
Chemicals - 3.5%
Air Products & Chemicals, Inc.	840	47,250
Albemarle Corp.	4,800	104,496
Intrepid Potash, Inc.	810	14,945
Lubrizol Corp.	1,690	57,477
PPG Industries, Inc.	1,530	56,457
Sigma Aldrich Corp.	1,670	63,109
		343,734
Construction Materials - 0.4%
Vulcan Materials Co.	880	38,975
Containers & Packaging - 1.0%
Ball Corp.	2,250	97,650
TOTAL MATERIALS		480,359
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.9%
CenturyTel, Inc.	2,300	64,676
Windstream Corp.	3,200	25,792
		90,468
Wireless Telecommunication Services - 0.7%
U.S. Cellular Corp. (a)	2,060	68,680
TOTAL TELECOMMUNICATION SERVICES		159,148

	Shares	Value
UTILITIES - 13.6%
Electric Utilities - 4.4%
American Electric Power Co., Inc.	5,840	$ 147,518
Edison International	3,210	92,480
FirstEnergy Corp.	1,970	76,042
Westar Energy, Inc.	6,680	117,100
		433,140
Gas Utilities - 3.2%
Energen Corp.	4,460	129,920
EQT Corp.	3,780	118,427
ONEOK, Inc.	2,870	64,948
		313,295
Multi-Utilities - 5.4%
CMS Energy Corp.	12,130	143,619
MDU Resources Group, Inc.	3,740	60,364
NSTAR	3,160	100,741
PG&E Corp.	3,690	141,032
Xcel Energy, Inc.	4,370	81,413
		527,169
Water Utilities - 0.6%
American Water Works Co., Inc.	2,870	55,219
TOTAL UTILITIES		1,328,823
TOTAL COMMON STOCKS (Cost $12,378,960)		9,339,774
Nonconvertible Preferred Stocks - 0.6%

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc. (special) (Cost $83,204)	2,360	55,814
Money Market Funds - 7.8%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $762,701)	762,701	762,701
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $13,224,865)	10,158,289
NET OTHER ASSETS - (3.7)%	(362,481)
NET ASSETS - 100%	$ 9,795,808
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 10,158,289	$ 10,158,289	$ -	$ -
Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $13,530,732. Net unrealized depreciation aggregated $3,372,443, of which $275,177 related to appreciated investment securities and $3,647,620 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Strategic Advisers®
Small Cap Portfolio

March 31, 2009

1.857419.101

FILI-SCV-QTLY-0509

Investments March 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.	2,820	$ 3,722
Amerigon, Inc. (a)	70	259
ArvinMeritor, Inc.	4,500	3,555
Autoliv, Inc.	1,930	35,840
Cooper Tire & Rubber Co.	4,670	18,867
Drew Industries, Inc. (a)	1,240	10,763
Exide Technologies (a)	2,120	6,360
Federal-Mogul Corp. Class A (a)	50	334
Fuel Systems Solutions, Inc. (a)	580	7,818
Gentex Corp.	230	2,291
Lear Corp. (a)	4,510	3,383
Modine Manufacturing Co.	780	1,950
Stoneridge, Inc. (a)	1,300	2,743
Superior Industries International, Inc.	720	8,532
Tenneco, Inc. (a)	4,190	6,830
The Goodyear Tire & Rubber Co. (a)	2,060	12,896
TRW Automotive Holdings Corp. (a)	5,160	16,615
WABCO Holdings, Inc.	2,330	28,682
		171,440
Automobiles - 0.3%
Thor Industries, Inc.	2,610	40,768
Winnebago Industries, Inc.	1,000	5,310
		46,078
Distributors - 0.0%
Core-Mark Holding Co., Inc. (a)	160	2,915
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	1,010	24,200
Hillenbrand, Inc.	210	3,362
Noah Education Holdings Ltd. ADR	520	1,565
Pre-Paid Legal Services, Inc. (a)	100	2,903
Regis Corp.	2,580	37,281
Service Corp. International	1,530	5,340
Steiner Leisure Ltd. (a)	710	17,331
Stewart Enterprises, Inc. Class A	3,090	10,012
Universal Technical Institute, Inc. (a)	200	2,400
		104,394
Hotels, Restaurants & Leisure - 2.8%
AFC Enterprises, Inc. (a)	150	677
Ameristar Casinos, Inc.	390	4,906
Bally Technologies, Inc. (a)	730	13,447
BJ's Restaurants, Inc. (a)	550	7,651
Bob Evans Farms, Inc.	2,210	49,548

	Shares	Value
Boyd Gaming Corp.	5,030	$ 18,762
Brinker International, Inc.	2,930	44,243
Buffalo Wild Wings, Inc. (a)	60	2,195
California Pizza Kitchen, Inc. (a)	1,120	14,650
CEC Entertainment, Inc. (a)	1,260	32,609
Churchill Downs, Inc.	100	3,006
CKE Restaurants, Inc.	1,980	16,632
Cracker Barrel Old Country Store, Inc.	1,060	30,358
Denny's Corp. (a)	5,430	9,068
DineEquity, Inc.	530	6,286
Dover Downs Gaming & Entertainment, Inc.	60	184
Gaylord Entertainment Co. (a)	440	3,665
International Game Technology	400	3,688
International Speedway Corp. Class A	530	11,692
Interval Leisure Group, Inc. (a)	366	1,940
Isle of Capri Casinos, Inc. (a)	480	2,539
Jack in the Box, Inc. (a)	440	10,248
Krispy Kreme Doughnuts, Inc. (a)	1,750	2,800
Life Time Fitness, Inc. (a)	850	10,676
Marcus Corp.	500	4,250
Morgans Hotel Group Co. (a)	110	342
O'Charleys, Inc.	150	452
Orient Express Hotels Ltd. Class A	1,850	7,585
Panera Bread Co. Class A (a)	140	7,826
Papa John's International, Inc. (a)	300	6,861
Pinnacle Entertainment, Inc. (a)	1,720	12,109
Red Robin Gourmet Burgers, Inc. (a)	980	17,277
Royal Caribbean Cruises Ltd.	1,290	10,333
Ruby Tuesday, Inc. (a)	1,520	4,438
Shuffle Master, Inc. (a)	940	2,698
Sonic Corp. (a)	440	4,409
Speedway Motorsports, Inc.	1,040	12,293
Texas Roadhouse, Inc. Class A (a)	220	2,097
The Cheesecake Factory, Inc. (a)	370	4,237
The Steak n Shake Co. (a)	860	6,510
Town Sports International Holdings, Inc. (a)	280	837
Vail Resorts, Inc. (a)	830	16,957
WMS Industries, Inc. (a)	1,380	28,856
Wyndham Worldwide Corp.	3,980	16,716
		468,553
Household Durables - 1.8%
American Greetings Corp. Class A	4,700	23,782
Beazer Homes USA, Inc. (a)	1,680	1,697
Blyth, Inc.	780	20,381
Brookfield Homes Corp.	100	345
Cavco Industries, Inc. (a)	110	2,596
Centex Corp.	1,500	11,250
Champion Enterprises, Inc. (a)	3,890	1,867
CSS Industries, Inc.	360	6,120
Ethan Allen Interiors, Inc.	570	6,418
Furniture Brands International, Inc.	2,310	3,396
Garmin Ltd.	80	1,697
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Harman International Industries, Inc.	2,140	$ 28,954
Helen of Troy Ltd. (a)	1,280	17,600
Hooker Furniture Corp.	560	4,726
Hovnanian Enterprises, Inc. Class A (a)	4,770	7,441
Jarden Corp. (a)	1,280	16,218
KB Home	1,090	14,366
La-Z-Boy, Inc.	3,040	3,800
Lennar Corp. Class A	4,310	32,368
M/I Homes, Inc.	910	6,361
Meritage Homes Corp. (a)	1,540	17,587
Mohawk Industries, Inc. (a)	50	1,494
National Presto Industries, Inc.	240	14,642
Palm Harbor Homes, Inc. (a)	200	446
Ryland Group, Inc.	1,600	26,656
Sealy Corp., Inc. (a)	1,820	2,712
Standard Pacific Corp. (a)	900	792
Tempur-Pedic International, Inc.	1,180	8,614
Tupperware Brands Corp.	850	14,442
Whirlpool Corp.	100	2,959
		301,727
Internet & Catalog Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	2,270	4,699
Bidz.com, Inc. (a)	110	442
Blue Nile, Inc. (a)	570	17,186
Expedia, Inc. (a)	1,720	15,618
Gaiam, Inc. Class A (a)	220	722
HSN, Inc. (a)	576	2,961
Liberty Media Corp. - Interactive Series A (a)	2,480	7,192
Netflix, Inc. (a)	1,050	45,066
NutriSystem, Inc.	1,430	20,406
Orbitz Worldwide, Inc. (a)	980	1,264
Overstock.com, Inc. (a)	940	8,601
PetMed Express, Inc. (a)	720	11,866
Shutterfly, Inc. (a)	560	5,247
Stamps.com, Inc. (a)	1,100	10,670
Ticketmaster Entertainment, Inc. (a)	1,236	4,561
		156,501
Leisure Equipment & Products - 0.8%
Brunswick Corp.	8,000	27,600
Callaway Golf Co.	4,470	32,095
Eastman Kodak Co.	2,300	8,740
JAKKS Pacific, Inc. (a)	1,640	20,254
Leapfrog Enterprises, Inc. Class A (a)	2,270	3,133
Polaris Industries, Inc.	1,120	24,013
RC2 Corp. (a)	440	2,319
Smith & Wesson Holding Corp. (a)	330	1,987
Steinway Musical Instruments, Inc. (a)	290	3,471
		123,612

	Shares	Value
Media - 1.1%
Arbitron, Inc.	260	$ 3,903
Ascent Media Corp. (a)	100	2,500
Belo Corp. Series A	4,280	2,611
CBS Corp. Class B	680	2,611
Central European Media Enterprises Ltd. Class A (a)	350	4,011
Clear Channel Outdoor Holding, Inc. Class A (a)	710	2,606
Cox Radio, Inc. Class A (a)	1,610	6,601
CTC Media, Inc. (a)	150	684
Cumulus Media, Inc. Class A (a)	600	606
Discovery Communications, Inc. (a)	100	1,602
DISH Network Corp. Class A (a)	600	6,666
E.W. Scripps Co. Class A	1,610	2,174
Entercom Communications Corp. Class A	290	319
Entravision Communication Corp. Class A (a)	4,180	1,087
Fisher Communications, Inc.	30	293
Gannett Co., Inc.	470	1,034
Global Sources Ltd.	1,603	6,236
Harte-Hanks, Inc.	1,090	5,832
Hearst-Argyle Television, Inc.	130	541
Journal Communications, Inc. Class A	650	488
Knology, Inc. (a)	430	1,772
Liberty Media Corp. - Capital Series A (a)	520	3,630
LIN TV Corp. Class A (a)	800	896
Live Nation, Inc. (a)	2,000	5,340
Media General, Inc. Class A	550	1,056
Mediacom Communications Corp. Class A (a)	1,540	6,206
Meredith Corp.	2,790	46,426
National CineMedia, Inc.	1,100	14,498
Scholastic Corp.	2,120	31,948
Scripps Networks Interactive, Inc. Class A	80	1,801
Sinclair Broadcast Group, Inc. Class A	3,560	3,667
The McClatchy Co. Class A	2,200	1,078
Valassis Communications, Inc. (a)	270	424
Warner Music Group Corp.	2,400	5,640
		176,787
Multiline Retail - 0.6%
Big Lots, Inc. (a)	1,700	35,326
Dillard's, Inc. Class A	6,070	34,599
Family Dollar Stores, Inc.	50	1,669
Fred's, Inc. Class A	2,720	30,682
Retail Ventures, Inc. (a)	90	137
Sears Holdings Corp. (a)	40	1,828
		104,241
Specialty Retail - 6.2%
Abercrombie & Fitch Co. Class A	500	11,900
Aeropostale, Inc. (a)	1,520	40,371
America's Car Mart, Inc. (a)	520	7,067
American Eagle Outfitters, Inc.	480	5,875
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AnnTaylor Stores Corp. (a)	6,880	$ 35,776
Asbury Automotive Group, Inc.	1,920	8,275
AutoNation, Inc. (a)	1,230	17,072
Barnes & Noble, Inc.	1,680	35,918
bebe Stores, Inc.	1,550	10,339
Big 5 Sporting Goods Corp.	70	411
Blockbuster, Inc. Class A (a)	2,200	1,584
Books-A-Million, Inc.	80	368
Borders Group, Inc. (a)	2,140	1,348
Brown Shoe Co., Inc.	4,120	15,450
Cabela's, Inc. Class A (a)	760	6,924
Charlotte Russe Holding, Inc. (a)	790	6,439
Charming Shoppes, Inc. (a)	3,340	4,676
Chico's FAS, Inc. (a)	2,450	13,157
Christopher & Banks Corp.	1,570	6,421
Citi Trends, Inc. (a)	1,300	29,757
Coldwater Creek, Inc. (a)	2,800	7,028
Collective Brands, Inc. (a)	980	9,545
Conn's, Inc. (a)	690	9,688
Dress Barn, Inc. (a)	4,200	51,618
Finish Line, Inc. Class A	3,520	23,302
Foot Locker, Inc.	2,080	21,798
Gamestop Corp. Class A (a)	130	3,643
Genesco, Inc. (a)	1,540	28,998
Group 1 Automotive, Inc.	1,880	26,264
Guess?, Inc.	270	5,692
Gymboree Corp. (a)	450	9,608
Haverty Furniture Companies, Inc.	1,640	17,269
hhgregg, Inc. (a)	410	5,802
Hibbett Sports, Inc. (a)	540	10,379
Hot Topic, Inc. (a)	2,420	27,080
Jo-Ann Stores, Inc. (a)	1,210	19,771
Limited Brands, Inc.	760	6,612
Lumber Liquidators, Inc. (a)	210	2,678
Monro Muffler Brake, Inc.	110	3,006
New York & Co., Inc. (a)	2,810	9,976
Office Depot, Inc. (a)	9,180	12,026
OfficeMax, Inc.	2,890	9,017
Pacific Sunwear of California, Inc. (a)	3,770	6,258
Penske Auto Group, Inc.	2,870	26,777
RadioShack Corp.	320	2,742
Rent-A-Center, Inc. (a)	2,850	55,205
Sally Beauty Holdings, Inc. (a)	4,250	24,140
Signet Jewelers Ltd.	60	687
Sonic Automotive, Inc. Class A (sub. vtg.)	1,740	2,784
Stage Stores, Inc.	2,860	28,829
Systemax, Inc.	1,320	17,054
Talbots, Inc.	3,360	11,794
The Buckle, Inc.	1,760	56,197
The Cato Corp. Class A (sub. vtg.)	860	15,721
The Children's Place Retail Stores, Inc. (a)	2,330	51,004

	Shares	Value
The Men's Wearhouse, Inc.	2,490	$ 37,699
The Pep Boys - Manny, Moe & Jack	2,290	10,099
Tractor Supply Co. (a)	1,010	36,421
Tween Brands, Inc. (a)	1,400	2,996
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	70	463
Wet Seal, Inc. Class A (a)	5,840	19,622
Williams-Sonoma, Inc.	4,120	41,530
Zale Corp. (a)	2,290	4,466
Zumiez, Inc. (a)	680	6,596
		1,039,012
Textiles, Apparel & Luxury Goods - 2.1%
American Apparel, Inc. (a)	350	1,022
Carter's, Inc. (a)	650	12,227
Coach, Inc. (a)	690	11,523
Crocs, Inc. (a)	1,120	1,333
FGX International Ltd. (a)	10	116
Fossil, Inc. (a)	420	6,594
Iconix Brand Group, Inc. (a)	100	885
Jones Apparel Group, Inc.	6,280	26,502
K-Swiss, Inc. Class A	350	2,989
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	340	2,173
Liz Claiborne, Inc.	10,750	26,553
Maidenform Brands, Inc. (a)	800	7,328
Movado Group, Inc.	390	2,941
Oxford Industries, Inc.	770	4,751
Perry Ellis International, Inc. (a)	1,020	3,529
Phillips-Van Heusen Corp.	2,110	47,855
Polo Ralph Lauren Corp. Class A	120	5,070
Quiksilver, Inc. (a)	8,670	11,098
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,430	16,208
Steven Madden Ltd. (a)	790	14,836
Timberland Co. Class A (a)	2,880	34,387
True Religion Apparel, Inc. (a)	300	3,543
Unifi, Inc. (a)	1,860	1,190
Unifirst Corp.	450	12,528
Volcom, Inc. (a)	330	3,201
Warnaco Group, Inc. (a)	2,550	61,200
Wolverine World Wide, Inc.	1,930	30,069
		351,651
TOTAL CONSUMER DISCRETIONARY		3,046,911
CONSUMER STAPLES - 2.2%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	140	2,920
Central European Distribution Corp. (a)	480	5,165
Hansen Natural Corp. (a)	50	1,800
		9,885
Food & Staples Retailing - 0.6%
Andersons, Inc.	220	3,111
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Casey's General Stores, Inc.	280	$ 7,465
Ingles Markets, Inc. Class A	260	3,882
Nash-Finch Co.	460	12,921
Pricesmart, Inc.	30	540
Spartan Stores, Inc.	380	5,856
SUPERVALU, Inc.	480	6,854
The Great Atlantic & Pacific Tea Co. (a)	450	2,390
The Pantry, Inc. (a)	1,490	26,239
Weis Markets, Inc.	20	621
Whole Foods Market, Inc.	1,290	21,672
Winn-Dixie Stores, Inc. (a)	360	3,442
		94,993
Food Products - 0.6%
Agria Corp. ADR (a)	20	23
Bunge Ltd.	60	3,399
Chiquita Brands International, Inc. (a)	2,500	16,575
ConAgra Foods, Inc.	110	1,856
Darling International, Inc. (a)	6,370	23,633
Del Monte Foods Co.	1,090	7,946
Diamond Foods, Inc.	430	12,010
Fresh Del Monte Produce, Inc. (a)	440	7,225
J&J Snack Foods Corp.	100	3,459
Lancaster Colony Corp.	50	2,074
Omega Protein Corp. (a)	1,010	2,666
Ralcorp Holdings, Inc. (a)	160	8,621
Reddy Ice Holdings, Inc.	140	206
Smithfield Foods, Inc. (a)	500	4,730
		94,423
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,040	15,341
WD-40 Co.	400	9,656
		24,997
Personal Products - 0.7%
American Oriental Bioengineering, Inc. (a)	3,170	12,236
Bare Escentuals, Inc. (a)	1,670	6,847
Elizabeth Arden, Inc. (a)	780	4,547
Herbalife Ltd.	2,330	34,903
Inter Parfums, Inc.	960	5,597
NBTY, Inc. (a)	2,470	34,778
Nu Skin Enterprises, Inc. Class A	440	4,616
Prestige Brands Holdings, Inc. (a)	2,040	10,567
		114,091
Tobacco - 0.2%
Universal Corp.	1,020	30,518
TOTAL CONSUMER STAPLES		368,907

	Shares	Value
ENERGY - 6.7%
Energy Equipment & Services - 3.4%
Allis-Chalmers Energy, Inc. (a)	1,640	$ 3,165
Basic Energy Services, Inc. (a)	1,910	12,358
BJ Services Co.	760	7,562
Bristow Group, Inc. (a)	100	2,143
Bronco Drilling Co., Inc. (a)	550	2,893
Complete Production Services, Inc. (a)	3,750	11,550
Dawson Geophysical Co. (a)	340	4,590
Dresser-Rand Group, Inc. (a)	680	15,028
Dril-Quip, Inc. (a)	940	28,858
ENGlobal Corp. (a)	1,070	4,858
ENSCO International, Inc.	400	10,560
Exterran Holdings, Inc. (a)	1,940	31,079
Forbes Energy Services Ltd.	3,000	1,261
Global Industries Ltd. (a)	4,620	17,741
Gulf Island Fabrication, Inc.	1,170	9,372
Gulfmark Offshore, Inc. (a)	1,050	25,053
Helix Energy Solutions Group, Inc. (a)	5,700	29,298
Helmerich & Payne, Inc.	110	2,505
Hercules Offshore, Inc. (a)	2,780	4,392
Hornbeck Offshore Services, Inc. (a)	800	12,192
ION Geophysical Corp. (a)	1,720	2,683
Key Energy Services, Inc. (a)	7,560	21,773
Matrix Service Co. (a)	1,080	8,878
NATCO Group, Inc. Class A (a)	570	10,790
Natural Gas Services Group, Inc. (a)	450	4,050
Newpark Resources, Inc. (a)	3,740	9,462
Noble Corp.	80	1,927
North American Energy Partners, Inc. (a)	550	1,678
Oceaneering International, Inc. (a)	290	10,692
Oil States International, Inc. (a)	3,110	41,736
Parker Drilling Co. (a)	6,500	11,960
Patterson-UTI Energy, Inc.	1,330	11,917
Pioneer Drilling Co. (a)	1,880	6,166
Precision Drilling Trust	6,867	18,414
Pride International, Inc. (a)	380	6,832
RPC, Inc.	250	1,658
SEACOR Holdings, Inc. (a)	635	37,027
Superior Energy Services, Inc. (a)	2,320	29,905
Superior Well Services, Inc. (a)	110	564
T-3 Energy Services, Inc. (a)	790	9,306
TETRA Technologies, Inc. (a)	4,650	15,113
Tidewater, Inc.	150	5,570
Union Drilling, Inc. (a)	810	3,078
Unit Corp. (a)	1,350	28,242
Weatherford International Ltd. (a)	760	8,413
Willbros Group, Inc. (a)	2,150	20,855
		565,147
Oil, Gas & Consumable Fuels - 3.3%
Abraxas Petroleum Corp. (a)	370	381
Alpha Natural Resources, Inc. (a)	320	5,680
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Arena Resources, Inc. (a)	40	$ 1,019
ATP Oil & Gas Corp. (a)	2,110	10,824
Berry Petroleum Co. Class A	3,600	39,456
Bill Barrett Corp. (a)	840	18,682
BPZ Energy, Inc. (a)	720	2,664
Brigham Exploration Co. (a)	2,260	4,294
Callon Petroleum Co. (a)	1,400	1,526
Cano Petroleum, Inc. (a)	170	73
Carrizo Oil & Gas, Inc. (a)	240	2,131
Cimarex Energy Co.	1,070	19,667
Clayton Williams Energy, Inc. (a)	50	1,462
Clean Energy Fuels Corp. (a)	280	1,705
Contango Oil & Gas Co. (a)	230	9,016
Crosstex Energy, Inc.	1,490	2,444
CVR Energy, Inc. (a)	2,750	15,235
Delek US Holdings, Inc.	1,460	15,126
Denbury Resources, Inc. (a)	960	14,266
Encore Acquisition Co. (a)	690	16,056
Energy Partners Ltd. (a)	990	89
EXCO Resources, Inc. (a)	300	3,000
Foundation Coal Holdings, Inc.	1,590	22,817
Frontier Oil Corp.	1,830	23,406
Frontline Ltd. (NY Shares)	120	2,087
Galleon Energy, Inc. Class A (a)	1,900	5,442
Gasco Energy, Inc. (a)	2,380	928
General Maritime Corp.	990	6,930
Georesources, Inc. (a)	220	1,478
Gran Tierra Energy, Inc. (a)	460	1,155
Gulfport Energy Corp. (a)	280	650
Holly Corp.	1,060	22,472
Houston American Energy Corp.	40	74
International Coal Group, Inc. (a)	910	1,465
Jura Energy Corp. (a)	2,600	289
Knightsbridge Tankers Ltd.	820	11,931
Mariner Energy, Inc. (a)	4,170	32,318
Massey Energy Co.	1,140	11,537
McMoRan Exploration Co. (a)	1,720	8,084
Meridian Resource Corp. (a)	1,240	260
Overseas Shipholding Group, Inc.	710	16,096
Penn Virginia Corp.	570	6,259
Petroleum Development Corp. (a)	160	1,890
Petroquest Energy, Inc. (a)	2,340	5,616
Quicksilver Resources, Inc. (a)	2,290	12,687
Rentech, Inc. (a)	320	176
Rosetta Resources, Inc. (a)	3,440	17,028
SandRidge Energy, Inc. (a)	1,800	11,862
St. Mary Land & Exploration Co.	790	10,452
Stone Energy Corp. (a)	3,033	10,100
Swift Energy Co. (a)	1,930	14,089
Teekay Corp.	240	3,415
Teekay Tankers Ltd.	620	5,896

	Shares	Value
Tesoro Corp.	430	$ 5,792
TUSK Energy Corp. (a)	900	1,521
USEC, Inc. (a)	1,370	6,576
Vaalco Energy, Inc. (a)	3,960	20,948
Venoco, Inc. (a)	230	754
Vero Energy, Inc. (a)	1,500	3,903
W&T Offshore, Inc.	2,780	17,097
Walter Industries, Inc.	330	7,547
Warren Resources, Inc. (a)	780	749
Western Refining, Inc.	2,340	27,940
Westmoreland Coal Co. (a)	100	717
Whiting Petroleum Corp. (a)	250	6,463
		553,692
TOTAL ENERGY		1,118,839
FINANCIALS - 13.1%
Capital Markets - 1.3%
Affiliated Managers Group, Inc. (a)	160	6,674
Allied Capital Corp.	1,530	2,433
Ameriprise Financial, Inc.	430	8,811
BGC Partners, Inc. Class A	120	265
Capital Southwest Corp.	10	764
Cohen & Steers, Inc.	620	6,919
E*TRADE Financial Corp. (a)	9,840	12,595
Eaton Vance Corp. (non-vtg.)	190	4,342
Evercore Partners, Inc. Class A	80	1,236
GAMCO Investors, Inc. Class A	250	8,163
GFI Group, Inc.	970	3,114
Invesco Ltd.	130	1,802
Investment Technology Group, Inc. (a)	540	13,781
Janus Capital Group, Inc.	2,140	14,231
KBW, Inc. (a)	260	5,291
Knight Capital Group, Inc. Class A (a)	1,000	14,740
LaBranche & Co., Inc. (a)	3,990	14,923
MF Global Ltd. (a)	680	2,876
NGP Capital Resources Co.	100	497
Penson Worldwide, Inc. (a)	730	4,694
Piper Jaffray Companies (a)	300	7,737
Sanders Morris Harris Group, Inc.	180	702
SEI Investments Co.	280	3,419
Stifel Financial Corp. (a)	545	23,604
SWS Group, Inc.	1,810	28,109
thinkorswim Group, Inc. (a)	690	5,962
Thomas Weisel Partners Group, Inc. (a)	140	501
TradeStation Group, Inc. (a)	220	1,452
U.S. Global Investments, Inc. Class A	30	146
Virtus Investment Partners, Inc. (a)	134	872
Waddell & Reed Financial, Inc. Class A	1,210	21,865
		222,520
Commercial Banks - 2.6%
1st Source Corp.	50	903
Amcore Financial, Inc.	190	304
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
BancFirst Corp.	100	$ 3,640
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	140	1,312
Boston Private Financial Holdings, Inc.	900	3,159
CapitalSource, Inc.	5,480	6,686
Capitol Bancorp Ltd.	80	332
Cascade Bancorp	210	342
Cathay General Bancorp	830	8,657
Central Pacific Financial Corp.	1,690	9,464
Chemical Financial Corp.	340	7,075
Citizens Banking Corp., Michigan (a)	1,400	2,170
City Bank Lynnwood, Washington	120	396
City Holding Co.	670	18,284
CoBiz, Inc.	290	1,523
Colonial Bancgroup, Inc.	3,770	3,393
Columbia Banking Systems, Inc.	350	2,240
Community Bank System, Inc.	1,110	18,593
Community Trust Bancorp, Inc.	440	11,770
East West Bancorp, Inc.	2,460	11,242
First Community Bancshares, Inc.	190	2,217
First Financial Bancorp, Ohio	450	4,289
First Horizon National Corp.	944	10,139
First Merchants Corp.	570	6,150
First Midwest Bancorp, Inc., Delaware	1,160	9,964
FirstMerit Corp.	320	5,824
Frontier Financial Corp., Washington	1,750	1,925
Green Bankshares, Inc.	241	2,121
Guaranty Bancorp (a)	340	595
Hancock Holding Co.	50	1,564
Hanmi Financial Corp.	490	637
Huntington Bancshares, Inc.	1,420	2,357
IBERIABANK Corp.	60	2,756
Independent Bank Corp., Massachusetts	130	1,918
International Bancshares Corp.	780	6,084
MainSource Financial Group, Inc.	280	2,251
MB Financial, Inc.	240	3,264
National Penn Bancshares, Inc.	2,110	17,513
NBT Bancorp, Inc.	320	6,925
Old National Bancorp, Indiana	1,010	11,282
Old Second Bancorp, Inc.	20	127
Oriental Financial Group, Inc.	830	4,050
Pacific Capital Bancorp	2,880	19,498
PacWest Bancorp	1,120	16,050
Park National Corp.	10	558
Popular, Inc.	5,420	11,816
Provident Bankshares Corp.	2,320	16,356
Regions Financial Corp.	1,920	8,179
Renasant Corp.	220	2,763
Republic Bancorp, Inc., Kentucky Class A	190	3,547
Sandy Spring Bancorp, Inc.	230	2,567
Santander Bancorp	240	1,891

	Shares	Value
Simmons First National Corp. Class A	300	$ 7,557
South Financial Group, Inc.	2,410	2,651
Southside Bancshares, Inc.	270	5,103
Sterling Bancorp, New York	1,090	10,791
Sterling Financial Corp., Washington	1,190	2,463
Susquehanna Bancshares, Inc., Pennsylvania	2,240	20,899
Tompkins Financial Corp.	280	12,040
TowneBank	220	3,593
UCBH Holdings, Inc.	2,720	4,107
UMB Financial Corp.	70	2,974
Umpqua Holdings Corp.	320	2,899
United Bankshares, Inc., West Virginia	240	4,138
United Community Banks, Inc., Georgia	1,214	5,050
Webster Financial Corp.	2,470	10,498
WesBanco, Inc.	500	11,415
West Coast Bancorp, Oregon	120	266
Westamerica Bancorp.	100	4,556
Western Alliance Bancorp. (a)	560	2,554
Whitney Holding Corp.	1,000	11,450
Wintrust Financial Corp.	720	8,856
Zions Bancorp	500	4,915
		437,437
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	110	186
Advanta Corp. Class B	1,160	766
AmeriCredit Corp. (a)	4,570	26,780
Capital One Financial Corp.	100	1,224
Cash America International, Inc.	1,910	29,911
Discover Financial Services	1,370	8,645
Dollar Financial Corp. (a)	510	4,855
EZCORP, Inc. (non-vtg.) Class A (a)	380	4,397
First Cash Financial Services, Inc. (a)	500	7,460
First Marblehead Corp. (a)	1,230	1,587
Nelnet, Inc. Class A	510	4,508
Student Loan Corp.	90	3,910
World Acceptance Corp. (a)	1,350	23,085
		117,314
Diversified Financial Services - 0.7%
Asset Acceptance Capital Corp. (a)	610	3,239
CIT Group, Inc.	7,390	21,062
Encore Capital Group, Inc. (a)	140	634
Financial Federal Corp.	990	20,968
Interactive Brokers Group, Inc. (a)	940	15,162
Life Partners Holdings, Inc.	265	4,521
MarketAxess Holdings, Inc. (a)	500	3,820
NewStar Financial, Inc. (a)	110	255
PHH Corp. (a)	3,100	43,555
PICO Holdings, Inc. (a)	170	5,112
Teton Advisors, Inc. (a)	3	1
		118,329
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 4.4%
Alleghany Corp.	10	$ 2,708
Allied World Assurance Co. Holdings Ltd.	570	21,677
American Equity Investment Life Holding Co.	2,680	11,149
American Financial Group, Inc.	400	6,420
American National Insurance Co.	60	3,145
American Physicians Capital, Inc.	620	25,370
Amerisafe, Inc. (a)	1,540	23,593
Amtrust Financial Services, Inc.	1,830	17,477
Aspen Insurance Holdings Ltd.	2,130	47,840
Assurant, Inc.	440	9,583
Assured Guaranty Ltd.	200	1,354
Citizens, Inc. Class A (a)	110	800
CNA Financial Corp.	720	6,595
CNA Surety Corp. (a)	1,100	20,284
Conseco, Inc. (a)	7,590	6,983
Delphi Financial Group, Inc. Class A	2,220	29,881
eHealth, Inc. (a)	80	1,281
EMC Insurance Group	40	843
Employers Holdings, Inc.	1,530	14,596
Endurance Specialty Holdings Ltd.	360	8,978
FBL Financial Group, Inc. Class A	870	3,611
Fidelity National Financial, Inc. Class A	90	1,756
FPIC Insurance Group, Inc. (a)	450	16,664
Genworth Financial, Inc. Class A (non-vtg.)	2,980	5,662
Hallmark Financial Services, Inc. (a)	190	1,317
Hanover Insurance Group, Inc.	60	1,729
Harleysville Group, Inc.	510	16,223
Horace Mann Educators Corp.	1,970	16,489
Infinity Property & Casualty Corp.	610	20,697
IPC Holdings Ltd.	1,640	44,346
Lincoln National Corp.	340	2,275
Maiden Holdings Ltd.	60	268
Max Capital Group Ltd.	3,530	60,857
Meadowbrook Insurance Group, Inc.	1,015	6,192
Mercury General Corp.	60	1,782
National Financial Partners Corp.	640	2,048
National Interstate Corp.	290	4,904
National Western Life Insurance Co. Class A	10	1,130
Navigators Group, Inc. (a)	370	17,457
Nymagic, Inc.	10	122
Old Republic International Corp.	150	1,623
OneBeacon Insurance Group Ltd.	940	9,080
Phoenix Companies, Inc.	2,800	3,276
Platinum Underwriters Holdings Ltd.	1,300	36,868
PMA Capital Corp. Class A (a)	430	1,793
Presidential Life Corp.	350	2,727
Principal Financial Group, Inc.	240	1,963
ProAssurance Corp. (a)	370	17,249

	Shares	Value
Protective Life Corp.	4,980	$ 26,145
Reinsurance Group of America, Inc.	100	3,239
RLI Corp.	250	12,550
Safety Insurance Group, Inc.	530	16,472
SeaBright Insurance Holdings, Inc. (a)	870	9,100
Selective Insurance Group, Inc.	1,430	17,389
StanCorp Financial Group, Inc.	1,120	25,514
State Auto Financial Corp.	120	2,112
Stewart Information Services Corp.	430	8,385
The First American Corp.	60	1,591
Transatlantic Holdings, Inc.	110	3,924
United America Indemnity Ltd. Class A (a)	1,000	4,020
United Fire & Casualty Co.	200	4,392
Unitrin, Inc.	1,830	25,583
Unum Group	640	8,000
W.R. Berkley Corp.	70	1,579
White Mountains Insurance Group Ltd.	10	1,719
XL Capital Ltd. Class A	1,040	5,678
		738,057
Real Estate Investment Trusts - 2.4%
Acadia Realty Trust (SBI)	172	1,825
Agree Realty Corp.	200	3,138
Alexanders, Inc.	10	1,704
Alexandria Real Estate Equities, Inc.	370	13,468
American Campus Communities, Inc.	140	2,430
Arbor Realty Trust, Inc.	100	72
Ashford Hospitality Trust, Inc.	1,280	1,971
Associated Estates Realty Corp.	150	852
BioMed Realty Trust, Inc.	1,450	9,817
Brandywine Realty Trust (SBI)	930	2,651
CapLease, Inc.	530	1,044
CBL & Associates Properties, Inc.	400	944
Cedar Shopping Centers, Inc.	280	487
Colonial Properties Trust (SBI)	300	1,143
Corporate Office Properties Trust (SBI)	379	9,411
DCT Industrial Trust, Inc.	340	1,078
DiamondRock Hospitality Co.	2,430	9,744
EastGroup Properties, Inc.	330	9,263
Entertainment Properties Trust (SBI)	1,020	16,075
Equity Lifestyle Properties, Inc.	110	4,191
Equity One, Inc.	70	853
Extra Space Storage, Inc.	2,450	13,500
FelCor Lodging Trust, Inc.	1,970	2,679
First Industrial Realty Trust, Inc.	1,330	3,259
First Potomac Realty Trust	160	1,176
Glimcher Realty Trust	130	182
Healthcare Realty Trust, Inc.	1,100	16,489
Hersha Hospitality Trust	270	513
Highwoods Properties, Inc. (SBI)	890	19,064
Home Properties, Inc.	590	18,084
Inland Real Estate Corp.	1,500	10,635
Kite Realty Group Trust	580	1,421
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties (SBI)	980	$ 5,723
Lexington Corporate Properties Trust	1,260	2,999
LTC Properties, Inc.	360	6,314
Medical Properties Trust, Inc.	1,960	7,154
Mid-America Apartment Communities, Inc.	590	18,190
National Health Investors, Inc.	120	3,224
National Retail Properties, Inc.	1,310	20,750
Nationwide Health Properties, Inc.	850	18,862
Omega Healthcare Investors, Inc.	910	12,813
Parkway Properties, Inc.	360	3,708
Pennsylvania Real Estate Investment Trust (SBI)	610	2,166
Post Properties, Inc.	150	1,521
Potlatch Corp.	420	9,740
PS Business Parks, Inc.	170	6,265
Ramco-Gershenson Properties Trust (SBI)	200	1,290
Realty Income Corp.	650	12,233
Saul Centers, Inc.	100	2,297
Senior Housing Properties Trust (SBI)	2,100	29,442
SL Green Realty Corp.	1,880	20,304
Sovran Self Storage, Inc.	520	10,442
Strategic Hotel & Resorts, Inc.	1,000	690
Sunstone Hotel Investors, Inc.	1,401	3,685
Tanger Factory Outlet Centers, Inc.	190	5,863
Taubman Centers, Inc.	200	3,408
Universal Health Realty Income Trust (SBI)	10	292
Urstadt Biddle Properties, Inc. Class A	30	403
Washington (REIT) (SBI)	430	7,439
		396,380
Real Estate Management & Development - 0.3%
Avatar Holdings, Inc. (a)	80	1,198
CB Richard Ellis Group, Inc. Class A (a)	1,970	7,939
Consolidated-Tomoka Land Co.	10	297
Forest City Enterprises, Inc. Class A	1,780	6,408
Forestar Group, Inc. (a)	630	4,820
Jones Lang LaSalle, Inc.	1,020	23,725
Tejon Ranch Co. (a)	20	413
		44,800
Thrifts & Mortgage Finance - 0.7%
Anchor BanCorp Wisconsin, Inc.	250	338
Bank Mutual Corp.	1,010	9,151
BankFinancial Corp.	50	499
Dime Community Bancshares, Inc.	1,570	14,727
Encore Bancshares, Inc. (a)	200	1,774
First Niagara Financial Group, Inc.	340	3,706
First Place Financial Corp.	130	437
Flagstar Bancorp, Inc. (a)	460	345
Flushing Financial Corp.	850	5,117
Hudson City Bancorp, Inc.	650	7,599

	Shares	Value
MGIC Investment Corp.	6,680	$ 9,486
NewAlliance Bancshares, Inc.	330	3,874
OceanFirst Financial Corp.	150	1,533
Ocwen Financial Corp. (a)	2,040	23,317
Provident Financial Services, Inc.	1,540	16,647
Provident New York Bancorp	1,030	8,807
Radian Group, Inc.	5,010	9,118
The PMI Group, Inc.	5,070	3,143
TierOne Corp.	210	449
Tree.com, Inc. (a)	34	157
Trustco Bank Corp., New York	200	1,204
WSFS Financial Corp.	120	2,683
		124,111
TOTAL FINANCIALS		2,198,948
HEALTH CARE - 8.5%
Biotechnology - 1.8%
Acorda Therapeutics, Inc. (a)	410	8,122
Alexion Pharmaceuticals, Inc. (a)	480	18,077
Allos Therapeutics, Inc. (a)	1,080	6,674
Alnylam Pharmaceuticals, Inc. (a)	240	4,570
Anadys Pharmaceuticals, Inc. (a)	200	1,358
ArQule, Inc. (a)	160	662
Array Biopharma, Inc. (a)	510	1,346
Celldex Therapeutics, Inc. (a)	330	2,148
Cepheid, Inc. (a)	410	2,829
Cubist Pharmaceuticals, Inc. (a)	1,490	24,376
CV Therapeutics, Inc. (a)	1,040	20,675
Dendreon Corp. (a)	590	2,478
Emergent BioSolutions, Inc. (a)	1,020	13,780
Enzon Pharmaceuticals, Inc. (a)	2,110	12,808
Facet Biotech Corp. (a)	730	6,935
Geron Corp. (a)	1,650	7,376
GTx, Inc. (a)	300	3,174
Human Genome Sciences, Inc. (a)	3,890	3,229
ImmunoGen, Inc. (a)	140	994
Incyte Corp. (a)	1,940	4,540
InterMune, Inc.	200	3,288
Isis Pharmaceuticals, Inc. (a)	160	2,402
Ligand Pharmaceuticals, Inc. Class B (a)	720	2,146
MannKind Corp. (a)	710	2,471
Martek Biosciences	1,010	18,433
Momenta Pharmaceuticals, Inc. (a)	1,380	15,194
Myriad Genetics, Inc. (a)	690	31,374
Nabi Biopharmaceuticals (a)	240	888
NPS Pharmaceuticals, Inc. (a)	370	1,554
OSI Pharmaceuticals, Inc. (a)	320	12,243
Osiris Therapeutics, Inc. (a)	490	6,762
PDL BioPharma, Inc.	3,270	23,152
Progenics Pharmaceuticals, Inc. (a)	740	4,877
Rigel Pharmaceuticals, Inc. (a)	630	3,868
RXi Pharmaceuticals Corp.	94	478
Sangamo Biosciences, Inc. (a)	160	677
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Savient Pharmaceuticals, Inc. (a)	2,850	$ 14,108
Theravance, Inc. (a)	200	3,400
Zymogenetics, Inc. (a)	650	2,594
		296,060
Health Care Equipment & Supplies - 1.8%
Abaxis, Inc. (a)	330	5,689
Align Technology, Inc. (a)	620	4,917
American Medical Systems Holdings, Inc. (a)	260	2,899
Analogic Corp.	980	31,380
Angiodynamics, Inc. (a)	390	4,384
Cardiac Science Corp. (a)	40	120
CONMED Corp. (a)	750	10,808
Cooper Companies, Inc.	140	3,702
Cryolife, Inc. (a)	1,770	9,169
Cyberonics, Inc. (a)	1,240	16,455
ev3, Inc. (a)	100	710
Exactech, Inc. (a)	350	4,022
Hill-Rom Holdings, Inc.	830	8,209
Immucor, Inc. (a)	70	1,761
Invacare Corp.	60	962
Inverness Medical Innovations, Inc. (a)	220	5,859
IRIS International, Inc. (a)	220	2,537
Kensey Nash Corp. (a)	850	18,080
Kinetic Concepts, Inc. (a)	430	9,082
Masimo Corp. (a)	60	1,739
Merit Medical Systems, Inc. (a)	1,160	14,164
Natus Medical, Inc. (a)	1,170	9,957
Orthofix International NV (a)	460	8,519
Palomar Medical Technologies, Inc. (a)	270	1,960
Quidel Corp. (a)	1,130	10,419
RTI Biologics, Inc. (a)	100	285
Sirona Dental Systems, Inc. (a)	230	3,294
Somanetics Corp. (a)	720	10,930
SonoSite, Inc. (a)	470	8,404
Stereotaxis, Inc. (a)	120	479
Steris Corp.	1,760	40,973
Symmetry Medical, Inc. (a)	260	1,641
Synovis Life Technologies, Inc. (a)	490	6,782
The Spectranetics Corp. (a)	50	127
Thoratec Corp. (a)	360	9,248
Varian Medical Systems, Inc. (a)	100	3,044
Vnus Medical Technologies, Inc. (a)	500	10,635
Volcano Corp. (a)	180	2,619
Zimmer Holdings, Inc. (a)	90	3,285
Zoll Medical Corp. (a)	1,010	14,504
		303,753
Health Care Providers & Services - 3.4%
Alliance Healthcare Services, Inc. (a)	1,130	7,684
Almost Family, Inc. (a)	140	2,673

	Shares	Value
AMERIGROUP Corp. (a)	1,580	$ 43,513
AMN Healthcare Services, Inc. (a)	1,160	5,916
Brookdale Senior Living, Inc.	1,790	9,040
Catalyst Health Solutions, Inc. (a)	610	12,090
Centene Corp. (a)	2,450	44,149
Chemed Corp.	310	12,059
Chindex International, Inc. (a)	135	671
CIGNA Corp.	640	11,258
Community Health Systems, Inc. (a)	450	6,903
Corvel Corp. (a)	170	3,437
Coventry Health Care, Inc. (a)	530	6,858
Cross Country Healthcare, Inc. (a)	690	4,520
Gentiva Health Services, Inc. (a)	680	10,336
Hanger Orthopedic Group, Inc. (a)	1,320	17,490
Health Management Associates, Inc. Class A (a)	4,590	11,842
Health Net, Inc. (a)	1,510	21,865
HealthSouth Corp. (a)	100	888
Healthspring, Inc. (a)	2,280	19,084
Healthways, Inc. (a)	1,340	11,752
HMS Holdings Corp. (a)	270	8,883
Humana, Inc. (a)	70	1,826
InVentiv Health, Inc. (a)	1,290	10,526
Kindred Healthcare, Inc. (a)	2,320	34,684
Landauer, Inc.	430	21,792
LHC Group, Inc. (a)	250	5,570
LifePoint Hospitals, Inc. (a)	2,240	46,726
Lincare Holdings, Inc. (a)	990	21,582
Medcath Corp. (a)	480	3,490
MEDNAX, Inc. (a)	720	21,218
Molina Healthcare, Inc. (a)	910	17,308
MWI Veterinary Supply, Inc. (a)	90	2,563
Odyssey Healthcare, Inc. (a)	590	5,723
PharMerica Corp. (a)	1,450	24,128
Providence Service Corp. (a)	120	826
RehabCare Group, Inc. (a)	1,180	20,579
ResCare, Inc. (a)	650	9,464
Skilled Healthcare Group, Inc.	230	1,888
Sun Healthcare Group, Inc. (a)	250	2,110
The Ensign Group, Inc.	30	464
Universal American Financial Corp. (a)	1,150	9,741
Universal Health Services, Inc. Class B	50	1,917
Wellcare Health Plans, Inc. (a)	2,290	25,763
		562,799
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.	1,030	10,599
Computer Programs & Systems, Inc.	90	2,994
IMS Health, Inc.	150	1,871
Omnicell, Inc. (a)	600	4,692
		20,156
Life Sciences Tools & Services - 0.7%
Albany Molecular Research, Inc. (a)	1,230	11,599
Bio-Rad Laboratories, Inc. Class A (a)	100	6,590
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Bruker BioSciences Corp. (a)	410	$ 2,526
Charles River Laboratories International, Inc. (a)	60	1,633
Dionex Corp. (a)	230	10,868
Enzo Biochem, Inc. (a)	80	322
eResearchTechnology, Inc. (a)	1,750	9,205
Kendle International, Inc. (a)	140	2,934
Life Sciences Research, Inc. (a)	190	1,362
Luminex Corp. (a)	780	14,134
Medivation, Inc. (a)	720	13,154
Nektar Therapeutics (a)	540	2,911
PAREXEL International Corp. (a)	2,290	22,282
Pharmaceutical Product Development, Inc.	100	2,372
Sequenom, Inc. (a)	550	7,821
Techne Corp.	30	1,641
Varian, Inc. (a)	470	11,158
		122,512
Pharmaceuticals - 0.7%
Adolor Corp. (a)	1,230	2,509
Akorn, Inc. (a)	150	129
Auxilium Pharmaceuticals, Inc. (a)	500	13,860
BioMimetic Therapeutics, Inc. (a)	140	994
Cypress Bioscience, Inc. (a)	410	2,915
Durect Corp. (a)	100	223
Endo Pharmaceuticals Holdings, Inc. (a)	100	1,768
Endo Pharmaceuticals Holdings, Inc. rights 2/27/12 (a)	80	0
Forest Laboratories, Inc. (a)	500	10,980
King Pharmaceuticals, Inc. (a)	90	636
KV Pharmaceutical Co. Class A (a)	230	380
Medicines Co. (a)	80	867
Medicis Pharmaceutical Corp. Class A	2,160	26,719
MiddleBrook Pharmaceuticals, Inc. (a)	500	680
Noven Pharmaceuticals, Inc. (a)	1,240	11,755
Optimer Pharmaceuticals, Inc. (a)	140	1,847
Pain Therapeutics, Inc. (a)	920	3,864
Par Pharmaceutical Companies, Inc. (a)	380	3,599
Pozen, Inc. (a)	510	3,121
Questcor Pharmaceuticals, Inc. (a)	990	4,871
Salix Pharmaceuticals Ltd. (a)	650	6,175
Valeant Pharmaceuticals International (a)	940	16,723
ViroPharma, Inc. (a)	420	2,205
Vivus, Inc. (a)	1,590	6,869
		123,689
TOTAL HEALTH CARE		1,428,969
INDUSTRIALS - 19.1%
Aerospace & Defense - 1.4%
AAR Corp. (a)	700	8,778

	Shares	Value
AeroVironment, Inc. (a)	50	$ 1,045
Applied Signal Technology, Inc.	30	607
Argon ST, Inc. (a)	520	9,864
BE Aerospace, Inc. (a)	3,290	28,524
Ceradyne, Inc. (a)	1,990	36,079
Cubic Corp.	840	21,277
Ducommun, Inc.	1,080	15,703
DynCorp International, Inc. Class A (a)	1,090	14,530
Esterline Technologies Corp. (a)	1,800	36,342
GenCorp, Inc. (non-vtg.) (a)	1,600	3,392
Goodrich Corp.	200	7,578
Herley Industries, Inc. (a)	80	957
Ladish Co., Inc. (a)	220	1,597
Precision Castparts Corp.	180	10,782
Taser International, Inc. (a)	940	4,399
Triumph Group, Inc.	900	34,380
		235,834
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	290	223
Atlas Air Worldwide Holdings, Inc. (a)	1,130	19,606
Pacer International, Inc.	2,750	9,625
UTI Worldwide, Inc.	320	3,824
		33,278
Airlines - 0.4%
Continental Airlines, Inc. Class B (a)	580	5,110
Hawaiian Holdings, Inc. (a)	2,690	10,034
Republic Airways Holdings, Inc. (a)	2,250	14,580
SkyWest, Inc.	2,520	31,349
Southwest Airlines Co.	290	1,836
US Airways Group, Inc. (a)	2,670	6,755
		69,664
Building Products - 1.2%
Aaon, Inc.	870	15,764
American Woodmark Corp.	320	5,619
Ameron International Corp.	650	34,229
Apogee Enterprises, Inc.	1,920	21,082
Armstrong World Industries, Inc.	1,650	18,167
Gibraltar Industries, Inc.	2,590	12,225
Griffon Corp. (a)	1,291	9,683
Insteel Industries, Inc.	1,710	11,902
Lennox International, Inc.	190	5,027
NCI Building Systems, Inc. (a)	1,590	3,530
Owens Corning (a)	680	6,147
Quanex Building Products Corp.	2,520	19,152
Trex Co., Inc. (a)	1,100	8,393
Universal Forest Products, Inc.	1,120	29,803
USG Corp. (a)	310	2,359
		203,082
Commercial Services & Supplies - 2.5%
ACCO Brands Corp. (a)	1,310	1,284
American Ecology Corp.	1,200	16,728
American Reprographics Co. (a)	1,740	6,160
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Amrep Corp. (a)	50	$ 785
ATC Technology Corp. (a)	810	9,072
Bowne & Co., Inc.	1,143	3,669
Casella Waste Systems, Inc. Class A (a)	270	462
Cenveo, Inc. (a)	1,640	5,330
Comfort Systems USA, Inc.	2,710	28,103
Consolidated Graphics, Inc. (a)	1,340	17,045
Copart, Inc. (a)	210	6,229
Cornell Companies, Inc. (a)	730	11,950
Courier Corp.	120	1,820
Deluxe Corp.	3,960	38,135
EnergySolutions, Inc.	1,370	11,851
Ennis, Inc.	790	6,999
G&K Services, Inc. Class A	710	13,426
Herman Miller, Inc.	3,650	38,909
HNI Corp.	2,550	26,520
Interface, Inc. Class A	4,970	14,860
Kimball International, Inc. Class B	710	4,658
Knoll, Inc.	1,960	12,015
M&F Worldwide Corp. (a)	210	2,459
McGrath RentCorp.	360	5,674
Metalico, Inc. (a)	970	1,649
PRG-Schultz International, Inc. (a)	40	114
R.R. Donnelley & Sons Co.	1,310	9,602
Schawk, Inc. Class A	850	5,134
Standard Parking Corp. (a)	160	2,624
Standard Register Co.	1,490	6,824
Steelcase, Inc. Class A	6,770	33,918
Sykes Enterprises, Inc. (a)	600	9,978
Team, Inc. (a)	650	7,618
The Brink's Co.	420	11,113
United Stationers, Inc. (a)	620	17,410
Viad Corp.	1,480	20,898
Waste Services, Inc. (a)	340	1,455
		412,480
Construction & Engineering - 1.5%
Chicago Bridge & Iron Co. NV (NY Shares)	2,550	15,989
Dycom Industries, Inc. (a)	3,820	22,118
EMCOR Group, Inc. (a)	3,210	55,116
Fluor Corp.	220	7,601
Furmanite Corp. (a)	250	778
Granite Construction, Inc.	370	13,868
Insituform Technologies, Inc. Class A (a)	820	12,825
Integrated Electrical Services, Inc. (a)	500	4,560
Layne Christensen Co. (a)	540	8,678
MasTec, Inc. (a)	2,060	24,905
Michael Baker Corp. (a)	590	15,340
Northwest Pipe Co. (a)	600	17,082
Orion Marine Group, Inc. (a)	200	2,620
Perini Corp. (a)	2,900	35,670

	Shares	Value
Pike Electric Corp. (a)	1,110	$ 10,268
Shaw Group, Inc. (a)	330	9,045
		256,463
Electrical Equipment - 1.9%
A.O. Smith Corp.	1,080	27,194
Acuity Brands, Inc.	1,980	44,629
Advanced Battery Technologies, Inc. (a)	180	385
AZZ, Inc. (a)	520	13,723
Baldor Electric Co.	2,820	40,862
Belden, Inc.	3,120	39,031
Brady Corp. Class A	560	9,873
C&D Technologies, Inc. (a)	500	925
Day4 Energy, Inc. (a)	2,000	1,031
Encore Wire Corp.	1,260	27,002
EnerSys (a)	1,060	12,847
FuelCell Energy, Inc. (a)	660	1,584
Fushi Copperweld, Inc. (a)	60	288
GrafTech International Ltd. (a)	7,440	45,830
Hubbell, Inc. Class B	140	3,774
LSI Industries, Inc.	460	2,378
Plug Power, Inc. (a)	120	104
Polypore International, Inc. (a)	410	1,648
Powell Industries, Inc. (a)	670	23,658
Thomas & Betts Corp. (a)	230	5,755
Valence Technology, Inc. (a)	1,500	3,195
Vicor Corp.	540	2,641
Woodward Governor Co.	390	4,360
		312,717
Industrial Conglomerates - 0.3%
Raven Industries, Inc.	550	11,429
Standex International Corp.	350	3,220
Textron, Inc.	870	4,994
Tredegar Corp.	1,740	28,414
		48,057
Machinery - 5.1%
3D Systems Corp. (a)	20	132
Actuant Corp. Class A	2,560	26,445
AGCO Corp. (a)	370	7,252
Altra Holdings, Inc. (a)	1,180	4,578
American Railcar Industries, Inc.	100	763
Ampco-Pittsburgh Corp.	830	11,006
Badger Meter, Inc.	970	28,023
Barnes Group, Inc.	2,480	26,511
Blount International, Inc. (a)	2,120	9,794
Briggs & Stratton Corp.	1,500	24,750
Bucyrus International, Inc. Class A	100	1,518
Cascade Corp.	310	5,465
Chart Industries, Inc. (a)	2,510	19,779
CIRCOR International, Inc.	1,310	29,501
Colfax Corp.	810	5,565
Columbus McKinnon Corp. (NY Shares) (a)	1,760	15,347
Commercial Vehicle Group, Inc. (a)	90	50
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Crane Co.	1,180	$ 19,918
Cummins, Inc.	600	15,270
Dover Corp.	370	9,761
Dynamic Materials Corp.	170	1,557
Energy Recovery, Inc.	70	532
EnPro Industries, Inc. (a)	1,710	29,241
Federal Signal Corp.	3,020	15,915
Force Protection, Inc. (a)	740	3,552
Gardner Denver, Inc. (a)	2,760	60,002
Gorman-Rupp Co.	847	16,771
Graco, Inc.	500	8,535
Graham Corp.	330	2,960
Greenbrier Companies, Inc.	160	586
Harsco Corp.	550	12,194
Hurco Companies, Inc. (a)	140	1,488
IDEX Corp.	230	5,030
Ingersoll-Rand Co. Ltd. Class A	700	9,660
John Bean Technologies Corp.	503	5,261
K-Tron International, Inc. (a)	40	2,427
Kadant, Inc. (a)	1,000	11,520
Kennametal, Inc.	2,090	33,879
L.B. Foster Co. Class A (a)	480	11,918
Lincoln Electric Holdings, Inc.	300	9,507
Lindsay Corp.	260	7,020
Lydall, Inc. (a)	430	1,277
Manitowoc Co., Inc.	5,990	19,587
McCoy Corp.	1,100	707
Met-Pro Corp.	70	571
Mueller Industries, Inc.	1,710	37,090
Mueller Water Products, Inc. Class A	4,900	16,170
NACCO Industries, Inc. Class A	230	6,251
Navistar International Corp. (a)	340	11,376
NN, Inc.	340	428
Nordson Corp.	260	7,392
Oshkosh Co.	5,210	35,115
Parker Hannifin Corp.	170	5,777
RBC Bearings, Inc. (a)	30	458
Robbins & Myers, Inc.	1,990	30,188
Sauer-Danfoss, Inc.	1,210	2,952
Sun Hydraulics Corp.	1,300	18,993
Tecumseh Products Co. Class A (non-vtg.) (a)	1,290	5,831
Tennant Co.	450	4,217
Terex Corp. (a)	1,420	13,135
Thermadyne Holdings Corp. (a)	170	360
Timken Co.	3,020	42,159
Titan International, Inc.	3,252	16,358
Toro Co.	1,660	40,139
TriMas Corp. (a)	20	35
Trinity Industries, Inc.	2,310	21,113

	Shares	Value
Twin Disc, Inc.	120	$ 830
Wabash National Corp.	1,270	1,562
Wabtec Corp.	100	2,638
Watts Water Technologies, Inc. Class A	160	3,130
Xerium Technologies, Inc. (a)	1,020	683
		857,505
Marine - 0.5%
American Commercial Lines, Inc. (a)	2,770	8,781
Eagle Bulk Shipping, Inc.	1,090	4,633
Excel Maritime Carriers Ltd.	830	3,752
Genco Shipping & Trading Ltd.	1,940	23,940
Horizon Lines, Inc. Class A	330	1,000
Kirby Corp. (a)	780	20,779
Safe Bulkers, Inc.	1,780	5,625
Star Bulk Carriers Corp.	1,505	3,341
TBS International Ltd. Class A (a)	2,310	16,979
Ultrapetrol (Bahamas) Ltd. (a)	70	189
		89,019
Professional Services - 2.3%
Administaff, Inc.	730	15,425
Advisory Board Co. (a)	140	2,321
CBIZ, Inc. (a)	2,590	18,052
CDI Corp.	1,830	17,788
Comsys IT Partners, Inc. (a)	250	553
Corporate Executive Board Co.	360	5,220
CoStar Group, Inc. (a)	560	16,940
CRA International, Inc. (a)	680	12,838
Equifax, Inc.	260	6,357
Exponent, Inc. (a)	1,140	28,876
First Advantage Corp. Class A (a)	470	6,477
Heidrick & Struggles International, Inc.	730	12,950
Hill International, Inc. (a)	1,310	3,982
Hudson Highland Group, Inc. (a)	830	921
ICF International, Inc. (a)	490	11,255
Kelly Services, Inc. Class A (non-vtg.)	1,500	12,075
Kforce, Inc. (a)	900	6,327
Korn/Ferry International (a)	3,110	28,177
Manpower, Inc.	380	11,981
Monster Worldwide, Inc. (a)	2,720	22,168
MPS Group, Inc. (a)	7,220	42,959
On Assignment, Inc. (a)	1,120	3,035
Resources Connection, Inc. (a)	2,650	39,962
Robert Half International, Inc.	100	1,783
School Specialty, Inc. (a)	820	14,424
Spherion Corp. (a)	1,660	3,453
TrueBlue, Inc. (a)	3,680	30,360
Volt Information Sciences, Inc. (a)	250	1,663
		378,322
Road & Rail - 0.7%
AMERCO (a)	130	4,359
Arkansas Best Corp.	1,640	31,193
Avis Budget Group, Inc. (a)	6,900	6,279
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Celadon Group, Inc. (a)	450	$ 2,498
Hertz Global Holdings, Inc. (a)	4,150	16,310
Marten Transport Ltd. (a)	1,080	20,174
Ryder System, Inc.	220	6,228
Werner Enterprises, Inc.	1,600	24,192
YRC Worldwide, Inc. (a)	410	1,841
		113,074
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	1,200	20,244
Beacon Roofing Supply, Inc. (a)	1,670	22,361
BlueLinx Corp. (a)	50	131
DXP Enterprises, Inc. (a)	310	3,202
GATX Corp.	650	13,150
H&E Equipment Services, Inc. (a)	1,010	6,616
Houston Wire & Cable Co.	1,220	9,455
Interline Brands, Inc. (a)	200	1,686
Kaman Corp.	140	1,756
MSC Industrial Direct Co., Inc. Class A	100	3,107
Rush Enterprises, Inc. Class A (a)	1,880	16,770
TAL International Group, Inc.	90	659
Textainer Group Holdings Ltd.	260	1,755
Titan Machinery, Inc. (a)	60	539
United Rentals, Inc. (a)	4,768	20,073
Watsco, Inc.	170	5,785
WESCO International, Inc. (a)	3,120	56,534
		183,823
Transportation Infrastructure - 0.0%
CAI International, Inc. (a)	860	2,434
TOTAL INDUSTRIALS		3,195,752
INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 3.3%
3Com Corp. (a)	13,190	40,757
Acme Packet, Inc. (a)	850	5,160
ADC Telecommunications, Inc. (a)	1,020	4,478
Adtran, Inc.	1,400	22,694
Aruba Networks, Inc. (a)	170	534
Avocent Corp. (a)	3,290	39,941
BigBand Networks, Inc. (a)	920	6,026
Black Box Corp.	470	11,097
Blue Coat Systems, Inc. (a)	480	5,765
Brocade Communications Systems, Inc. (a)	11,350	39,158
Ciena Corp. (a)	4,150	32,287
Cogo Group, Inc. (a)	260	1,737
CommScope, Inc. (a)	2,600	29,536
Digi International, Inc. (a)	650	4,986
EchoStar Holding Corp. Class A (a)	310	4,597
EMS Technologies, Inc. (a)	850	14,841
Emulex Corp. (a)	6,010	30,230

	Shares	Value
Extreme Networks, Inc. (a)	691	$ 1,050
Finisar Corp. (a)	3,220	1,417
Harris Stratex Networks, Inc. Class A (a)	490	1,887
Hughes Communications, Inc. (a)	130	1,564
InterDigital, Inc. (a)	1,530	39,505
Ixia (a)	1,900	9,823
JDS Uniphase Corp. (a)	12,470	40,528
Loral Space & Communications Ltd. (a)	10	214
NETGEAR, Inc. (a)	360	4,338
Oplink Communications, Inc. (a)	200	1,540
Parkervision, Inc. (a)	450	761
Plantronics, Inc.	3,340	40,314
Polycom, Inc. (a)	690	10,619
Powerwave Technologies, Inc. (a)	6,730	3,998
SeaChange International, Inc. (a)	980	5,606
ShoreTel, Inc. (a)	351	1,513
Sonus Networks, Inc. (a)	2,810	4,412
Starent Networks Corp. (a)	970	15,336
Symmetricom, Inc. (a)	40	140
Tekelec (a)	1,880	24,872
Tellabs, Inc. (a)	9,850	45,113
UTStarcom, Inc. (a)	3,950	3,081
ViaSat, Inc. (a)	420	8,744
		560,199
Computers & Peripherals - 1.7%
3PAR, Inc. (a)	650	4,271
Adaptec, Inc. (a)	3,450	8,280
Avid Technology, Inc. (a)	1,390	12,705
Electronics for Imaging, Inc. (a)	2,230	21,854
Hutchinson Technology, Inc. (a)	240	624
Hypercom Corp. (a)	50	48
Imation Corp.	1,260	9,639
Intermec, Inc. (a)	180	1,872
Lexmark International, Inc. Class A (a)	400	6,748
NCR Corp. (a)	610	4,850
Netezza Corp. (a)	1,360	9,248
Novatel Wireless, Inc. (a)	450	2,529
QLogic Corp. (a)	4,950	55,044
Rackable Systems, Inc. (a)	320	1,299
Seagate Technology	3,130	18,811
STEC, Inc. (a)	2,900	21,373
Sun Microsystems, Inc. (a)	2,400	17,568
Synaptics, Inc. (a)	1,750	46,830
Teradata Corp. (a)	340	5,515
Western Digital Corp. (a)	2,060	39,840
Xyratex Ltd. (a)	370	814
		289,762
Electronic Equipment & Components - 3.8%
Acacia Research Corp. - Acacia Technologies (a)	430	1,754
Agilent Technologies, Inc. (a)	940	14,448
Agilysys, Inc.	130	559
Amphenol Corp. Class A	300	8,547
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Anixter International, Inc. (a)	1,160	$ 36,749
Arrow Electronics, Inc. (a)	1,640	31,258
Avnet, Inc. (a)	200	3,502
AVX Corp.	150	1,362
Benchmark Electronics, Inc. (a)	4,810	53,872
Brightpoint, Inc. (a)	2,400	10,272
Checkpoint Systems, Inc. (a)	100	897
China Security & Surveillance Technology, Inc. (a)	630	2,419
Cogent, Inc. (a)	280	3,332
Cognex Corp.	1,010	13,484
Coherent, Inc. (a)	1,070	18,458
CTS Corp.	2,170	7,834
Daktronics, Inc.	1,030	6,747
Dolby Laboratories, Inc. Class A (a)	50	1,706
DTS, Inc. (a)	920	22,135
Echelon Corp. (a)	220	1,780
Electro Scientific Industries, Inc. (a)	810	4,795
FARO Technologies, Inc. (a)	90	1,210
Gerber Scientific, Inc. (a)	260	621
Ingram Micro, Inc. Class A (a)	820	10,365
Insight Enterprises, Inc. (a)	1,690	5,171
IPG Photonics Corp. (a)	160	1,347
Itron, Inc. (a)	80	3,788
Jabil Circuit, Inc.	4,830	26,855
L-1 Identity Solutions, Inc. (a)	400	2,044
Littelfuse, Inc. (a)	1,020	11,210
Maxwell Technologies, Inc. (a)	140	973
Measurement Specialties, Inc. (a)	10	41
Methode Electronics, Inc. Class A	2,710	9,702
Molex, Inc.	700	9,618
MTS Systems Corp.	590	13,423
Multi-Fineline Electronix, Inc. (a)	1,540	25,934
Nam Tai Electronics, Inc.	440	1,637
National Instruments Corp.	170	3,171
Newport Corp. (a)	880	3,890
OSI Systems, Inc. (a)	770	11,750
Park Electrochemical Corp.	710	12,269
PC Connection, Inc. (a)	190	722
Plexus Corp. (a)	1,430	19,763
RadiSys Corp. (a)	110	667
Rofin-Sinar Technologies, Inc. (a)	1,980	31,918
Rogers Corp. (a)	280	5,286
Sanmina-SCI Corp. (a)	11,880	3,623
ScanSource, Inc. (a)	1,070	19,881
SYNNEX Corp. (a)	1,790	35,209
Tech Data Corp. (a)	2,240	48,787
Technitrol, Inc.	1,620	2,770
Trimble Navigation Ltd. (a)	320	4,890
TTM Technologies, Inc. (a)	3,930	22,794
Tyco Electronics Ltd.	160	1,766

	Shares	Value
Universal Display Corp. (a)	10	$ 92
Vishay Intertechnology, Inc. (a)	9,760	33,965
Zygo Corp. (a)	50	230
		633,292
Internet Software & Services - 2.1%
Akamai Technologies, Inc. (a)	560	10,864
Art Technology Group, Inc. (a)	2,460	6,273
AsiaInfo Holdings, Inc. (a)	1,520	25,612
comScore, Inc. (a)	200	2,418
DealerTrack Holdings, Inc. (a)	260	3,406
Digital River, Inc. (a)	1,380	41,152
EarthLink, Inc. (a)	3,920	25,754
iMergent, Inc.	320	1,440
Internap Network Services Corp. (a)	120	323
j2 Global Communications, Inc. (a)	1,600	35,024
Limelight Networks, Inc. (a)	40	134
Liquidity Services, Inc. (a)	100	699
LoopNet, Inc. (a)	1,010	6,141
Marchex, Inc. Class B	1,090	3,750
Mercadolibre, Inc. (a)	250	4,638
ModusLink Global Solutions, Inc. (a)	980	2,538
Move, Inc. (a)	760	1,102
NaviSite, Inc. (a)	300	120
NIC, Inc.	990	5,148
Open Text Corp. (a)	860	29,728
Perficient, Inc. (a)	210	1,134
RealNetworks, Inc. (a)	920	2,144
S1 Corp. (a)	3,630	18,695
SAVVIS, Inc.	100	619
Sohu.com, Inc. (a)	350	14,459
SonicWALL, Inc. (a)	2,340	10,436
Soundbite Communications, Inc. (a)	400	580
The Knot, Inc. (a)	280	2,296
TheStreet.com, Inc.	450	887
United Online, Inc.	3,072	13,701
ValueClick, Inc. (a)	5,280	44,933
Vignette Corp. (a)	1,400	9,352
VistaPrint Ltd. (a)	640	17,594
Vocus, Inc. (a)	590	7,841
Zix Corp. (a)	330	340
		351,275
IT Services - 2.4%
Acxiom Corp.	5,430	40,182
Ciber, Inc. (a)	5,350	14,606
Cognizant Technology Solutions Corp. Class A (a)	80	1,663
Computer Sciences Corp. (a)	200	7,368
Convergys Corp. (a)	7,920	63,914
CSG Systems International, Inc. (a)	1,870	26,704
Euronet Worldwide, Inc. (a)	340	4,440
ExlService Holdings, Inc. (a)	410	3,534
Fiserv, Inc. (a)	50	1,823
Forrester Research, Inc. (a)	450	9,252
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Gartner, Inc. Class A (a)	1,640	$ 18,056
Global Cash Access Holdings, Inc. (a)	1,960	7,487
Hackett Group, Inc. (a)	110	222
Heartland Payment Systems, Inc.	1,150	7,602
Hewitt Associates, Inc. Class A (a)	240	7,142
iGate Corp.	1,000	3,240
infoGROUP, Inc.	500	2,080
Integral Systems, Inc. (a)	1,190	10,234
Mastech Holdings, Inc. (a)	13	26
NCI, Inc. Class A (a)	140	3,640
Ness Technologies, Inc. (a)	620	1,829
NeuStar, Inc. Class A (a)	1,730	28,978
Online Resources Corp. (a)	30	126
Perot Systems Corp. Class A (a)	2,730	35,162
RightNow Technologies, Inc. (a)	1,840	13,929
Sapient Corp. (a)	6,140	27,446
Syntel, Inc.	260	5,351
Teletech Holdings, Inc. (a)	3,280	35,719
Total System Services, Inc.	380	5,248
Unisys Corp. (a)	8,790	4,659
VeriFone Holdings, Inc. (a)	680	4,624
Wright Express Corp. (a)	40	729
		397,015
Office Electronics - 0.1%
Xerox Corp.	1,440	6,552
Zebra Technologies Corp. Class A (a)	930	17,689
		24,241
Semiconductors & Semiconductor Equipment - 6.0%
Actel Corp. (a)	1,450	14,674
Advanced Analogic Technologies, Inc. (a)	70	252
Advanced Energy Industries, Inc. (a)	2,680	20,180
Amkor Technology, Inc. (a)	11,700	31,356
Analog Devices, Inc.	340	6,552
Applied Micro Circuits Corp. (a)	3,510	17,059
Atmel Corp. (a)	11,210	40,692
ATMI, Inc. (a)	2,040	31,477
Broadcom Corp. Class A (a)	700	13,986
Brooks Automation, Inc. (a)	3,420	15,766
Cabot Microelectronics Corp. (a)	1,360	32,681
Cavium Networks, Inc. (a)	540	6,232
Cirrus Logic, Inc. (a)	3,640	13,686
Cohu, Inc.	560	4,032
Conexant Systems, Inc. (a)	520	338
Cymer, Inc. (a)	150	3,339
Diodes, Inc. (a)	490	5,199
DSP Group, Inc. (a)	510	2,203
Entegris, Inc. (a)	9,220	7,929
Exar Corp. (a)	1,320	8,237
Fairchild Semiconductor International, Inc. (a)	8,990	33,533

	Shares	Value
FEI Co. (a)	220	$ 3,395
Integrated Device Technology, Inc. (a)	10,490	47,730
Intellon Corp. (a)	500	1,100
International Rectifier Corp. (a)	1,540	20,805
Intersil Corp. Class A	970	11,155
IXYS Corp.	800	6,448
Kulicke & Soffa Industries, Inc. (a)	570	1,493
Lattice Semiconductor Corp. (a)	6,390	8,818
LSI Corp. (a)	5,930	18,027
Marvell Technology Group Ltd. (a)	1,060	9,710
Mattson Technology, Inc. (a)	310	261
MEMC Electronic Materials, Inc. (a)	740	12,203
Micrel, Inc.	3,410	24,006
Micron Technology, Inc. (a)	480	1,949
Microsemi Corp. (a)	120	1,392
Microtune, Inc. (a)	400	728
MKS Instruments, Inc. (a)	3,280	48,118
Monolithic Power Systems, Inc. (a)	1,570	24,335
National Semiconductor Corp.	470	4,827
Netlogic Microsystems, Inc. (a)	280	7,694
Novellus Systems, Inc. (a)	1,100	18,293
NVIDIA Corp. (a)	920	9,071
Omnivision Technologies, Inc. (a)	2,900	19,488
ON Semiconductor Corp. (a)	2,320	9,048
Pericom Semiconductor Corp. (a)	2,610	19,079
PMC-Sierra, Inc. (a)	5,470	34,899
RF Micro Devices, Inc. (a)	9,520	12,662
Rudolph Technologies, Inc. (a)	150	455
Semtech Corp. (a)	2,010	26,834
Sigma Designs, Inc. (a)	370	4,603
Silicon Image, Inc. (a)	5,530	13,272
Silicon Laboratories, Inc. (a)	810	21,384
Silicon Storage Technology, Inc. (a)	1,820	3,003
Skyworks Solutions, Inc. (a)	7,840	63,190
Standard Microsystems Corp. (a)	740	13,764
Supertex, Inc. (a)	580	13,398
Techwell, Inc. (a)	170	1,073
Teradyne, Inc. (a)	10,630	46,559
Tessera Technologies, Inc. (a)	460	6,150
TriQuint Semiconductor, Inc. (a)	3,090	7,632
Ultra Clean Holdings, Inc. (a)	110	118
Ultratech, Inc. (a)	1,750	21,858
Varian Semiconductor Equipment Associates, Inc. (a)	1,250	27,075
Veeco Instruments, Inc. (a)	2,470	16,475
Verigy Ltd. (a)	1,170	9,653
Volterra Semiconductor Corp. (a)	1,720	14,517
Zoran Corp. (a)	550	4,840
		1,001,990
Software - 3.6%
ACI Worldwide, Inc. (a)	130	2,438
Advent Software, Inc. (a)	260	8,661
ArcSight, Inc. (a)	30	383
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Aspen Technology, Inc. (a)	2,450	$ 17,126
Autodesk, Inc. (a)	610	10,254
Blackbaud, Inc.	230	2,670
Bottomline Technologies, Inc. (a)	280	1,842
Cadence Design Systems, Inc. (a)	6,490	27,258
CommVault Systems, Inc. (a)	210	2,304
Compuware Corp. (a)	2,210	14,564
Double-Take Software, Inc. (a)	230	1,555
Epicor Software Corp. (a)	170	648
EPIQ Systems, Inc. (a)	530	9,556
FactSet Research Systems, Inc.	120	5,999
Fair Isaac Corp.	3,380	47,557
FalconStor Software, Inc. (a)	350	837
i2 Technologies, Inc. (a)	180	1,422
Interactive Intelligence, Inc. (a)	420	3,805
Jack Henry & Associates, Inc.	200	3,264
JDA Software Group, Inc. (a)	1,530	17,672
Kenexa Corp. (a)	710	3,827
Lawson Software, Inc. (a)	460	1,955
Manhattan Associates, Inc. (a)	1,370	23,728
Mentor Graphics Corp. (a)	3,650	16,206
MICROS Systems, Inc. (a)	1,090	20,438
MicroStrategy, Inc. Class A (a)	440	15,044
MSC.Software Corp. (a)	360	2,030
Net 1 UEPS Technologies, Inc. (a)	2,820	42,892
NetScout Systems, Inc. (a)	770	5,513
Parametric Technology Corp. (a)	4,080	40,718
Pegasystems, Inc.	70	1,300
Phoenix Technologies Ltd. (a)	110	178
Progress Software Corp. (a)	1,020	17,707
PROS Holdings, Inc. (a)	90	419
Quest Software, Inc. (a)	2,330	29,544
Radiant Systems, Inc. (a)	1,110	4,895
Smith Micro Software, Inc. (a)	320	1,674
Solera Holdings, Inc. (a)	100	2,478
SPSS, Inc. (a)	530	15,068
Sybase, Inc. (a)	390	11,813
Symyx Technologies, Inc. (a)	230	1,024
Synchronoss Technologies, Inc. (a)	950	11,647
Synopsys, Inc. (a)	200	4,146
Take-Two Interactive Software, Inc.	3,180	26,553
Taleo Corp. Class A (a)	950	11,229
TIBCO Software, Inc. (a)	9,980	58,583
Tyler Technologies, Inc. (a)	1,190	17,410
Ultimate Software Group, Inc. (a)	320	5,523
Wind River Systems, Inc. (a)	3,920	25,088
		598,445
TOTAL INFORMATION TECHNOLOGY		3,856,219

	Shares	Value
MATERIALS - 5.3%
Chemicals - 2.5%
A. Schulman, Inc.	1,140	$ 15,447
Arch Chemicals, Inc.	10	190
Ashland, Inc.	4,403	45,483
Balchem Corp.	240	6,031
Cabot Corp.	730	7,672
Celanese Corp. Class A	140	1,872
CF Industries Holdings, Inc.	190	13,515
Cytec Industries, Inc.	970	14,569
Eastman Chemical Co.	140	3,752
Ferro Corp.	2,450	3,504
GenTek, Inc. (a)	70	1,224
H.B. Fuller Co.	1,800	23,400
ICO, Inc. (a)	830	1,710
Innophos Holdings, Inc.	1,050	11,844
Innospec, Inc.	1,160	4,373
Koppers Holdings, Inc.	1,230	17,860
Landec Corp. (a)	670	3,732
LSB Industries, Inc. (a)	840	8,308
Minerals Technologies, Inc.	470	15,064
NewMarket Corp.	630	27,909
NOVA Chemicals Corp.	3,850	22,145
Olin Corp.	2,330	33,249
OM Group, Inc. (a)	1,470	28,400
Penford Corp.	40	145
PolyOne Corp. (a)	4,720	10,903
Quaker Chemical Corp.	510	4,049
Rockwood Holdings, Inc. (a)	1,780	14,133
ShengdaTech, Inc. (a)	10	31
Spartech Corp.	1,270	3,124
Stepan Co.	300	8,190
Terra Industries, Inc.	1,010	28,371
Valhi, Inc.	80	750
Valspar Corp.	690	13,779
W.R. Grace & Co. (a)	50	316
Zep, Inc.	1,250	12,788
Zoltek Companies, Inc. (a)	1,160	7,900
		415,732
Construction Materials - 0.1%
Headwaters, Inc. (a)	3,000	9,420
Texas Industries, Inc.	130	3,250
		12,670
Containers & Packaging - 0.5%
BWAY Holding Co. (a)	70	552
Myers Industries, Inc.	1,340	8,228
Packaging Corp. of America	880	11,458
Rock-Tenn Co. Class A	230	6,222
Sealed Air Corp.	270	3,726
Sonoco Products Co.	310	6,504
Temple-Inland, Inc.	8,590	46,128
		82,818
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.9%
A.M. Castle & Co.	1,290	$ 11,507
AK Steel Holding Corp.	4,670	33,250
Allegheny Technologies, Inc.	540	11,842
Amerigo Resources Ltd.	2,900	667
Brush Engineered Materials, Inc. (a)	1,380	19,141
Carpenter Technology Corp.	2,630	37,136
Century Aluminum Co. (a)	3,210	6,773
Cliffs Natural Resources, Inc.	190	3,450
Commercial Metals Co.	180	2,079
Farallon Resources Ltd. (a)	3,700	514
General Steel Holdings, Inc. (a)	420	1,105
Haynes International, Inc. (a)	800	14,256
Hecla Mining Co. (a)	2,870	5,740
Horsehead Holding Corp. (a)	260	1,430
Kaiser Aluminum Corp.	360	8,323
Olympic Steel, Inc.	1,150	17,446
Redcorp Ventures Ltd. (a)	16,500	131
Redcorp Ventures Ltd. warrants 7/10/09 (a)	8,250	6
Reliance Steel & Aluminum Co.	1,000	26,330
RTI International Metals, Inc. (a)	2,130	24,921
Schnitzer Steel Industries, Inc. Class A	1,320	41,435
Sims Metal Management Ltd. sponsored ADR	1,846	22,004
Stillwater Mining Co. (a)	2,210	8,177
Sutor Technology Group Ltd. (a)	40	56
Titanium Metals Corp.	1,450	7,932
United States Steel Corp.	180	3,803
Universal Stainless & Alloy Products, Inc. (a)	140	1,354
Worthington Industries, Inc.	1,890	16,462
Yamana Gold, Inc.	223	2,082
		329,352
Paper & Forest Products - 0.3%
Buckeye Technologies, Inc. (a)	1,420	3,025
Clearwater Paper Corp. (a)	120	964
Deltic Timber Corp.	50	1,971
Domtar Corp. (a)	7,250	6,888
Glatfelter	1,660	10,358
Louisiana-Pacific Corp.	2,730	6,088
MeadWestvaco Corp.	270	3,237
Mercer International, Inc. (SBI) (a)	330	218
Neenah Paper, Inc.	350	1,271
Schweitzer-Mauduit International, Inc.	350	6,461
Verso Paper Corp.	100	64

	Shares	Value
Wausau-Mosinee Paper Corp.	2,330	$ 12,256
Weyerhaeuser Co.	60	1,654
		54,455
TOTAL MATERIALS		895,027
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.4%
Alaska Communication Systems Group, Inc.	680	4,556
Atlantic Tele-Network, Inc.	520	9,974
Cbeyond, Inc. (a)	600	11,298
CenturyTel, Inc.	60	1,687
Cincinnati Bell, Inc. (a)	13,820	31,786
Cogent Communications Group, Inc. (a)	1,810	13,032
Embarq Corp.	300	11,355
General Communications, Inc. Class A (a)	380	2,538
Global Crossing Ltd. (a)	570	3,990
Iowa Telecommunication Services, Inc.	1,200	13,752
NTELOS Holdings Corp.	1,570	28,480
PAETEC Holding Corp. (a)	310	446
Premiere Global Services, Inc. (a)	5,200	45,864
Qwest Communications International, Inc.	720	2,462
tw telecom, inc. (a)	5,180	45,325
		226,545
Wireless Telecommunication Services - 0.6%
Centennial Communications Corp. Class A (a)	5,610	46,339
ICO Global Communications Holdings Ltd. Class A (a)	250	88
IPCS, Inc. (a)	540	5,243
NII Holdings, Inc. (a)	290	4,350
Syniverse Holdings, Inc. (a)	1,710	26,950
Telephone & Data Systems, Inc.	170	4,507
U.S. Cellular Corp. (a)	210	7,001
USA Mobility, Inc.	830	7,644
		102,122
TOTAL TELECOMMUNICATION SERVICES		328,667
UTILITIES - 0.4%
Electric Utilities - 0.0%
Enernoc, Inc. (a)	80	1,163
Gas Utilities - 0.0%
Laclede Group, Inc.	100	3,898
Independent Power Producers & Energy Traders - 0.1%
Canadian Hydro Developers, Inc. (a)	900	1,707
Reliant Energy, Inc. (a)	720	2,297
		4,004
Multi-Utilities - 0.2%
Avista Corp.	890	12,264
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
CH Energy Group, Inc.	320	$ 15,008
DTE Energy Co.	60	1,662
PNM Resources, Inc.	500	4,130
		33,064
Water Utilities - 0.1%
Cascal BV	1,230	3,862
SJW Corp.	470	11,952
		15,814
TOTAL UTILITIES		57,943
TOTAL COMMON STOCKS (Cost $27,058,660)		16,496,182
Money Market Funds - 2.7%

SSgA US Treasury Money Market Fund, 0.00% (b) (Cost $453,314)	453,314	453,314
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $27,511,974)	16,949,496
NET OTHER ASSETS - (1.2)%	(195,289)
NET ASSETS - 100%	$ 16,754,207
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

The following is a summary of the inputs used, as of March 31, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 16,949,496	$ 16,949,489	$ 6	$ 1
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	1
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 1

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At March 31, 2009, the aggregate cost of investment securities for income tax purposes was $27,657,837. Net unrealized depreciation aggregated $10,708,341, of which $640,371 related to appreciated investment securities and $11,348,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund is subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	May 29, 2009
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	May 29, 2009